Shareholders’ Equity (Restatement) - Schedule of Dividend Distribution (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Dividends, Common Stock [Abstract]
- Interim exempt (one-tier) dividends of Nil (March 31, 2024: $1.98 cents) per share		$ 292,500	$ 78,640